NOTE 4 - PREPAID EXPENSES AND OTHER CURRENT ASSETS - Other Current Assets (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Escrow deposit held for indemnification	$ 300,000	$ 300,000
Prepaid insurance-medical professional liability		121,197
Total Prepaid Expenses and Other Current Assets	$ 300,000	$ 421,197